Acquired Intangible Assets and Goodwill - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022	Dec. 26, 2020
Goodwill [Roll Forward]
Beginning balance	$ 369,286	$ 259,423	$ 256,227
Goodwill acquired during the period		110,240	2,607
Changes due to foreign currency fluctuations	(7)	(376)	589
Ending balance	$ 369,279	$ 369,286	$ 259,423